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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1998
                                               ------------------
Check here if Amendment [X]; Amendment Number: 2
                                              ---
  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
                  ---------------------------------
Address:          1 Lafayette Place
                  ---------------------------------
                  Greenwich, CT 06830
                  ---------------------------------

13F File Number:  28-2610
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
                  -----------------------------------------------
Title:            Vice President of General Partner
                  -----------------------------------------------
Phone:            (203) 861-4600
                  -----------------------------------------------
Signature, Place, and Date of Signing:

/s/ E.J. Bird                       Greenwich, CT            November 13, 2000
--------------------------------    -----------------------  -----------------
          [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 NONE

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:   $     715,426
                                          (in thousands)

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table
Page 1 of 1


      COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
----------------------  ------------- -----------  ---------  ---------------------  ----------  --------  -----------------------
                          TITLE OF                  VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER          CLASS       CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
----------------------  ------------- -----------  ---------  ----------  ---  ----  ----------  --------  -----------------------
American Bankers Ins.
 Group Inc.              Common      024456-10-5     4,113       96,768     SH Puts    DEFINED                96,768
American Bankers Ins.
 Group Inc.              Common      024456-10-5    21,578      507,732     SH Puts      SOLE                507,732
AMP Inc.                 Common      031897-10-1    19,499      545,427     SH         DEFINED               545,427
AMP Inc.                 Common      031897-10-1   102,348    2,862,873     SH           SOLE              2,862,873
American
 Online Inc.             Options     02364J-95-4       437          873     SH         DEFINED                   873
American
 Online Inc.             Options     02364J-95-4     2,290        4,572     SH           SOLE                  4,572
Avnet Inc.               Common      053807-10-3       766       20,798     SH         DEFINED                20,798
Avnet Inc.               Common      053807-10-3     4,020      109,202     SH           SOLE                109,202
Arrow
 Electronics Inc.        Common      042735-10-0       639       48,693     SH         DEFINED                48,693
Arrow
 Electronics Inc.        Common      042735-10-0     3,358      255,807     SH           SOLE                255,807
Citigroup Inc.           Common      172967-10-1    12,306      132,416     SH         DEFINED               132,416
Citigroup Inc.           Common      172967-10-1    64,572      694,784     SH           SOLE                694,784
Dow Chemical Co.         Common      260543-10-3    21,723      254,257     SH         DEFINED               254,257
Dow Chemical Co.         Common      260543-10-3   114,039    1,334,767     SH           SOLE              1,334,767
Electronic Data
 Systems Corp.           Common      285661-10-4     5,157      155,403     SH         DEFINED               155,403
Electronic Data
  Systems Corp.          Common      285661-10-4    27,071      815,697     SH           SOLE                815,697
Ethyl Corp.              Common      297659-10-4       384       95,957     SH         DEFINED                95,957
Ethyl Corp.              Common      297659-10-4     2,014      503,643     SH           SOLE                503,643
Guess Inc.               Common      401617-10-5       999      245,982     SH         DEFINED               245,982
Guess Inc.               Common      401617-10-5     5,251    1,292,318     SH           SOLE              1,292,318
International
 Business Machs          Common      459200-10-1     1,568       12,247     SH         DEFINED                12,247
International
 Business Machs          Common      459200-10-1     8,864       69,253     SH           SOLE                 69,253
International
 Business Machs          Options     459200-90-1    13,998        1,684     SH         DEFINED                 1,684
International
 Business Machs          Options     459200-90-1    89,626       10,782     SH           SOLE                 10,782
Jostens Inc.             Common      481088-10-2     1,469       70,795     SH         DEFINED                70,795
Jostens Inc.             Common      481088-10-2     7,709      371,505     SH           SOLE                371,505
Lone Star
 Industries Inc.         Common      542290-11-9       909       15,208     SH         DEFINED                15,208
Lone Star
 Industries Inc.         Common      542290-11-9     4,767       79,792     SH           SOLE                 79,792
MGM Grand Inc.           Common      552953-10-1       223        9,669     SH         DEFINED                 9,669
MGM Grand Inc.           Common      552953-10-1     1,171       50,773     SH           SOLE                 50,773
Phelps Dodge Corp.       Common      717265-10-2     1,140       21,834     SH         DEFINED                21,834
Phelps Dodge Corp.       Common      717265-10-2     5,984      114,666     SH           SOLE                114,666
PS Group Inc.            Common      693624-10-8    13,930    1,198,270     SH           SOLE              1,198,270
Stanley Works            Common      854616-10-9     4,965      166,882     SH         DEFINED               166,882
Stanley Works            Common      854616-10-9    26,049      875,618     SH           SOLE                875,618
Wells Fargo & Co         Common      949740-10-4    19,291       54,340     SH         DEFINED                54,340
Wells Fargo & Co         Common      949740-10-4   101,161      284,960     SH           SOLE                284,960
Yahoo Inc.               Options     984332-95-6         6          160     SH  Puts   DEFINED                   160
Yahoo Inc.               Options     984332-95-6        32          840     SH  Puts     SOLE                    840


* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS
  FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                                     Grand Total   715,426